Material Accounting Policies - Summary of Amortization of Intangible Assets With Limited Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Development costs | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Development costs | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	10 years
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	10 years
Frequency usage rights | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	5 years
Frequency usage rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	10 years
Others | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	1 year
Others | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful Life	50 years